Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 98,514	$ 124,900
Amount of domestic time deposits with a denomination of $100,000 or more	48,927	14,700
Amount of domestic time deposits with a denomination of $250,000 or more	43,000	6,900
Amount of foreign deposits with a denomination of $100,000 or more	9,500	16,400
Amount of foreign deposits with a denomination of $250,000 or more	9,500	16,400
Time Deposits, Fiscal Year Maturity [Abstract]
2016	81,846
2017	5,549
2018	3,643
2019	2,200
2020	1,121
Thereafter	4,155
Total	98,514	124,900
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Total	48,927	14,700
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	523	$ 581
Domestic [Member]
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	36,683
After three months through six months	6,010
After six months through twelve months	2,143
After twelve months	$ 4,091